Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,940,000.00
Total Fee Amount	820.31
Total Offset Amount	0.00
Net Fee	$ 820.31
Offering Table N/A
Offset Table N/A	N/A